Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Balance, Beginning	$ 38,398	$ 30,004
Increases related to prior year tax positions	4,260	13,725
Settlements	(6,412)	(291)
Lapse of statute	(3,270)	(5,040)
Balance, Ending	$ 32,976	$ 38,398